Organization and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Consolidated Statement of Balance sheets
Consolidated Balance Sheet

(in thousands except share data)	December 31, 2020	Adjustments		December 31, 2020
	(As Previously Reported)			(As Revised)
Warrant liability	$—	$21,234	(a)	$21,234
Total liabilities	$3,237,469	$21,234		$3,258,703
Additional paid in capital	$3,356,417	$(7,871	)(a)	$3,348,546
Accumulated deficit	$(907,738)	$(13,363	)(a)	$(921,101)
Total equity attributable to stockholders of Advantage Solutions Inc.	$2,443,069	$(21,234)		$2,421,835
Total stockholders’ equity	$2,540,023	$(21,234)		$2,518,789

Summary of Condensed Income Statements
Consolidated Statement of Operations

(in thousands, except per share data)	For the Year Ended December 31, 2020	Adjustments	For the Year Ended December 31, 2020
	(As Previously Reported)		(As Revised)
Change in fair value of warrant liability	$—	$13,363 (a)	$13,363
Total other expenses	$234,044	$13,363	$247,407
Loss before income taxes	$(167,038)	$(13,363)	$(180,401)
Net loss	$(161,707)	$(13,363)	$(175,070)
Net loss attributable to stockholders of Advantage Solutions Inc.	$(162,443)	$(13,363)	$(175,806)
Total comprehensive loss attributable to stockholders of Advantage Solutions Inc.	$(153,616)	$(13,363)	$(166,979)
Net loss per common share:
Basic and diluted	$(0.73)	$(0.06)	$(0.79)

Summary of Condensed Cash Flow Statements
Consolidated Statement of Cash Flows

(in thousands)	For the Year Ended December 31, 2020	Adjustments		For the Year Ended December 31, 2020
	(As Previously Reported)			(As Revised)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(161,707)	$(13,363)		$(175,070)
Adjustments to reconcile net loss to net cash provided by operating activities
Changes in fair value of warrant liability	—	13,363	(a)	13,363

Net cash provided by operating activities	$345,730	—		$345,730

SUPPLEMENTAL CASH FLOW INFORMATION
Fair value of liability for private placement warrants acquired at Closing	$—	$7,871	(a)	$7,871
Description of revision adjustment

(a)
The adjustments reflect the revision to record the initial warrant liability of the private placement warrants and to remeasure the warrant liability to the fair value as of December 31, 2020. The initial fair value of the private placement warrants of $7.9 million was recorded on the Closing date as a warrant liability with a decrease to additional paid-in capital. Subsequently, the warrant liability was adjusted to fair value of $21.2 million and the difference of $13.4 million was reflected in “Change in fair value of warrant liability” in the Consolidated Statements of Operations and Comprehensive Loss and Consolidated Statement of Cash Flows.

Cash and Cash Equivalents
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the Company’s consolidated balance sheets that sum to the total of the same such amounts shown in the Company’s Consolidated Statements of Cash Flows:

	December 31,
(in thousands)	2020	2019	2018
Cash and cash equivalents	$204,301	$184,224	$141,590
Restricted cash	15,665	14,801	2,929
Total cash, cash equivalents and restricted cash	$219,966	$199,025	$144,519

Property Plant and Equipment Useful Lives	The following table provides the range of estimated useful lives used for each asset type:

Leasehold improvements	3-10 years
Furniture and fixtures	3-7 years
Computer hardware and other equipment	3-5 years
Software	3-5 years

Summary of Disaggregation of Revenue	Disaggregated revenues were as follows:

	Three Months Ended March 31,
(in thousands)	2021	2020
Sales brand-centric services	$293,531	$317,598
Sales retail-centric services	240,793	190,200

Total sales revenues	534,324	507,798

Marketing brand-centric services	116,982	96,365
Marketing retail-centric services	139,715	275,233

Total marketing revenues	256,697	371,598

Total revenues	$791,021	$879,396

Disaggregated revenues were as follows:

	Year Ended December 31,
(in thousands)	2020	2019	2018
Sales brand-centric services	$1,204,240	$1,209,480	$1,177,989
Sales retail-centric services	856,353	745,225	679,015

Total sales revenues	2,060,593	1,954,705	1,857,004

Marketing brand-centric services	429,200	474,928	424,373
Marketing retail-centric services	665,878	1,355,430	1,426,251

Total marketing revenues	1,095,078	1,830,358	1,850,624

Total revenues	$3,155,671	$3,785,063	$3,707,628

Earnings Per Share Basic and Diluted
The following is a reconciliation of basic and diluted net loss per common share:

(in thousands, except share and earnings per share data)	March 31, 2021	March 31, 2020
Basic and diluted:
Net loss attributable to stockholders of Advantage Solutions Inc.	$(116)	$(21,708)
Weighted-average number of common shares	317,601,345	203,750,000

Basic and diluted net loss per common share	$(0.00)	$(0.11)

The following is a reconciliation of basic and diluted net loss per common share:

	Year Ended December 31,
(in thousands, except share and earnings per share data)	2020	2019	2018
Basic and diluted:
Net loss attributable to stockholders	$(175,806)	$(21,172)	$(1,157,332)
Weighted average common shares outstanding	223,227,833	203,750,000	203,750,000

Basic and diluted loss per common share	$(0.79)	$(0.10)	$(5.68)